Share Capital (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Reconciliation of Stock Options and Warrants Outstanding

A reconciliation of the Company’s stock options outstanding on 30 June 2018 is as follows:

		Weighted Average
	Number of	Exercise Price
	Options	$ per Share
Outstanding on 30 June 2015	6,800,000	0.05
Expired	(6,800,000)	0.05
Outstanding on 30 June 2016 and 2017	-	-
Issued	4,500,000	0.15
Outstanding on 30 June 2018	4,500,000	0.15

Schedule of Fair Value of Options Granted

The fair value of the options granted was estimated using the Black-Scholes option pricing model, with the following assumptions:

Year Ended
30 June 2018
Expected dividend yield	Nil
Expected stock price volatility	125%
Risk-free interest rate	1.25%
Expected life of options (years)	1.00

Schedule of Summary of Options and Warrants Outstanding

A summary of the Company’s options outstanding on 30 June 2018 is as follows, and in total have a weighted average remaining contractual life of 0.18 years:

Options	Options	Exercise	Expiry
Outstanding	Exercisable	Price	Date
4,000,000	4,000,000	$0.15	31 August 2018
500,000	500,000	$0.15	17 October 2018
4,500,000	4,500,000

Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Reconciliation of Stock Options and Warrants Outstanding

A reconciliation of the Company’s warrants outstanding is as follows:

		Weighted Average
	Number of	Exercise Price
	Warrants	$ per Share
Outstanding on 30 June 2015	9,462,500	0.05
Issued	2,000,000	0.01
Expired	(8,912,500)	0.05
Outstanding on 30 June 2016	2,550,000	0.03
Expired	(550,000)	0.10
Outstanding on 30 June 2017	2,000,000	0.01
Issued	31,350,000	0.10
Exercised	(2,000,000)	0.01
Outstanding on 30 June 2018	31,350,000	0.10

Schedule of Summary of Options and Warrants Outstanding

A summary of the Company’s warrants outstanding on 30 June 2018 is as follows:

Number of Shares	Price Per Share	Expiry Date
10,350,000	$0.10	31 August 2018
14,000,000	$0.10	31 August 2018
1,000,000	$0.10	8 September 2018
6,000,000	$0.10	29 November 2018
31,350,000